UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02351

Western Asset Income Fund
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

ITEM 1.                 SCHEDULE OF INVESTMENTS

WESTERN ASSET INCOME FUND

FORM N-Q

SEPTEMBER 30, 2010

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES — 95.1%
CONSUMER DISCRETIONARY — 6.1%
Auto Components — 0.1%
BorgWarner Inc., Senior Notes	4.625%	9/15/20	$130,000	$132,018
Automobiles — 0.7%
Motors Liquidation Co., Senior Debentures	8.250%	7/15/23	2,710,000	873,975	(a)
Household Durables — 0.4%
Stanley Black & Decker Inc., Senior Notes	5.200%	9/1/40	580,000	580,851
Internet & Catalog Retail — 0.2%
QVC Inc., Senior Secured Notes	7.375%	10/15/20	300,000	310,500	(b)
Media — 4.0%
Comcast Cable Holdings LLC	9.800%	2/1/12	375,000	416,364
Comcast Corp., Bonds	6.400%	5/15/38	950,000	1,050,665
Comcast Corp., Notes	6.450%	3/15/37	120,000	133,305
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	187,614
News America Inc., Senior Notes	6.550%	3/15/33	545,000	608,298
Omnicom Group Inc., Notes	6.250%	7/15/19	370,000	434,983
TCI Communications Inc.	8.750%	8/1/15	160,000	201,389
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	520,000	686,709
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	530,000	686,882
Time Warner Inc., Senior Debentures	7.700%	5/1/32	595,000	743,524
WPP Finance UK, Senior Notes	8.000%	9/15/14	180,000	214,668
Total Media				5,364,401
Multiline Retail — 0.7%
Macy’s Retail Holdings Inc.	5.350%	3/15/12	270,000	281,475
Macy’s Retail Holdings Inc., Debentures	6.650%	7/15/24	180,000	183,150
Macy’s Retail Holdings Inc., Notes	5.750%	7/15/14	400,000	424,000
Total Multiline Retail				888,625
TOTAL CONSUMER DISCRETIONARY				8,150,370
CONSUMER STAPLES — 4.1%
Beverages — 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	370,000	417,652
Dr. Pepper Snapple Group Inc., Senior Notes	6.820%	5/1/18	240,000	296,939
Total Beverages				714,591
Food & Staples Retailing — 1.1%
Delhaize Group, Senior Notes	6.500%	6/15/17	290,000	345,791
Safeway Inc., Senior Notes	3.950%	8/15/20	690,000	693,887
Wal-Mart Stores Inc., Senior Notes	6.500%	8/15/37	380,000	474,231
Total Food & Staples Retailing				1,513,909
Food Products — 0.3%
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	340,000	379,797
Tobacco — 2.2%
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	340,000	389,185
Lorillard Tobacco Co., Senior Notes	8.125%	5/1/40	390,000	418,772
Philip Morris International Inc., Senior Notes	6.875%	3/17/14	490,000	577,714
Reynolds American Inc., Senior Notes	7.250%	6/1/12	1,360,000	1,470,681
Total Tobacco				2,856,352
TOTAL CONSUMER STAPLES				5,464,649
ENERGY — 14.1%
Energy Equipment & Services — 1.4%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	370,000	472,202
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	240,000	249,957
Transocean Inc., Senior Notes	4.950%	11/15/15	460,000	478,340
Weatherford International Ltd., Senior Notes	5.125%	9/15/20	580,000	592,922
Total Energy Equipment & Services				1,793,421
Oil, Gas & Consumable Fuels — 12.7%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	502,902
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	35,000	38,568
Apache Corp.	6.900%	9/15/18	100,000	125,643

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels — continued
Apache Corp., Senior Notes	6.000%	1/15/37	$190,000	$215,484
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	740,000	743,887
ConocoPhillips, Notes	6.500%	2/1/39	810,000	1,014,572
ConocoPhillips, Senior Notes	6.000%	1/15/20	360,000	442,944
Devon Financing Corp. ULC, Debentures	7.875%	9/30/31	380,000	508,914
Duke Capital LLC, Senior Notes	6.250%	2/15/13	800,000	870,760
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	2,000,000	2,075,738
Enbridge Energy Partners LP	9.875%	3/1/19	120,000	163,637
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	170,000	225,531
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	344,438
EOG Resources Inc., Senior Notes	5.875%	9/15/17	540,000	636,031
Hess Corp., Notes	7.875%	10/1/29	1,180,000	1,527,527
Hess Corp., Senior Bonds	6.000%	1/15/40	300,000	329,598
Kerr-McGee Corp., Notes	6.950%	7/1/24	300,000	327,261
Kinder Morgan Energy Partners LP, Senior Notes	7.125%	3/15/12	530,000	568,962
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	310,000	323,562	(b)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	2,635,000	2,878,553
Petrobras International Finance Co., Global Notes	5.875%	3/1/18	879,000	976,740
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	600,000	522,000	(b)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	316,972
Williams Cos. Inc., Debentures	7.500%	1/15/31	76,000	85,991
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	926,000	1,160,381
Total Oil, Gas & Consumable Fuels				16,926,596
TOTAL ENERGY				18,720,017
FINANCIALS — 34.2%
Capital Markets — 4.9%
Credit Suisse AG, Subordinated Notes	5.400%	1/14/20	480,000	512,044
Goldman Sachs Capital I, Capital Securities	6.345%	2/15/34	555,000	535,009
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	880,000	746,900	(c)(d)
Goldman Sachs Group Inc., Senior Notes	6.000%	5/1/14	40,000	44,626
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	284,583
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	665,232
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	480,000	128,400	(a)(b)(e)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	620,000	165,850	(a)(b)(e)
Kaupthing Bank HF, Subordinated Notes	7.125%	5/19/16	1,250,000	0	(a)(b)(e)(f)
Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes	5.857%	5/31/12	1,745,000	175	(a)(c)(d)
Lehman Brothers Holdings Inc.	5.750%	5/17/13	350,000	77,438	(a)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	110,000	11	(a)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	300,000	328,291
Merrill Lynch & Co. Inc., Senior Notes, Medium-Term Notes	6.050%	8/15/12	400,000	429,324
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	1,000,000	1,034,237
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	320,000	312,870
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	100,000	110,866
Morgan Stanley, Senior Notes	6.000%	5/13/14	860,000	944,151
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	103,022
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	60,000	62,662
Total Capital Markets				6,485,691
Commercial Banks — 9.2%
BAC Capital Trust XIV, Junior Subordinated Notes	5.630%	3/15/12	585,000	420,469	(c)(d)
Banco Mercantil del Norte SA, Subordinated Bonds	6.135%	10/13/16	750,000	750,044	(b)(c)
BankAmerica Capital III, Junior Subordinated Notes	1.096%	1/15/27	215,000	152,049	(c)
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	130,000	134,550	(b)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	480,000	491,400	(b)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	320,057	(b)
BB&T Capital Trust II, Junior Subordinated Notes	6.750%	6/7/36	230,000	242,242
BPCE SA, Subordinated Bonds	12.500%	9/30/19	361,000	415,540	(b)(c)(d)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	60,000	65,043	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks — continued
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	$1,050,000	$1,123,500	(b)(c)(d)
First Union Capital I, Junior Subordinated Notes	7.935%	1/15/27	420,000	431,039
Glitnir Banki HF, Notes	6.330%	7/28/11	400,000	122,000	(a)(b)(e)
Glitnir Banki HF, Subordinated Bonds	7.451%	9/14/16	210,000	0	(a)(b)(d)(e)(f)
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	680,000	0	(a)(b)(e)(f)
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	560,000	492,800	(b)(c)(d)
HSBC Bank USA, Subordinated Notes	4.875%	8/24/20	530,000	552,790
HSBC Finance Capital Trust IX, Junior Subordinated Notes	5.911%	11/30/35	1,350,000	1,260,562	(c)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	200,000	201,030	(b)(c)
Landsbanki Islands HF	7.431%	10/19/17	730,000	0	(a)(b)(d)(e)(f)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	858,000	1,115,400	(b)(c)(d)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	1,095,000	1,073,340	(b)(c)(d)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	100,000	74,250	(a)(c)(d)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	220,000	239,396
Royal Bank of Scotland Group PLC, Senior Subordinated Notes	6.375%	2/1/11	150,000	152,169
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	11/12/13	70,000	70,520
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	510,000	511,147
Shinsei Finance Cayman Ltd., Junior Subordinated Bonds	6.418%	7/20/16	460,000	301,721	(b)(c)(d)
SunTrust Capital, Trust Preferred Securities	6.100%	12/15/36	520,000	483,600	(c)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.800%	3/15/11	630,000	552,825	(c)(d)
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	450,000	438,434
Total Commercial Banks				12,187,917
Consumer Finance — 4.3%
Ally Financial Inc., Senior Notes	7.500%	12/31/13	1,551,000	1,647,937
Ally Financial Inc., Senior Notes	8.300%	2/12/15	370,000	403,300	(b)
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	201,000	206,527
American Express Co., Senior Notes	8.125%	5/20/19	220,000	284,109
American Express Co., Subordinated Debentures	6.800%	9/1/66	370,000	370,000	(c)
Capital One Financial Corp., Senior Notes	6.750%	9/15/17	230,000	276,436
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	610,000	651,834
GMAC Inc., Senior Notes	8.000%	11/1/31	728,000	780,780
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	610,000	597,790
SLM Corp., Medium-Term Notes, Senior Notes	5.050%	11/14/14	130,000	123,797
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	210,000	208,389
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	180,000	138,415
Total Consumer Finance				5,689,314
Diversified Financial Services — 10.9%
AES El Salvador Trust, Senior Notes	6.750%	2/1/16	750,000	701,194	(b)
AIG SunAmerica Global Financing VI, Senior Secured Notes	6.300%	5/10/11	880,000	897,600	(b)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	150,000	154,731	(c)(d)
Bank of America Corp., Senior Notes	7.625%	6/1/19	70,000	83,010
Bank of America Corp., Senior Notes	5.625%	7/1/20	60,000	63,402
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	199,000	220,086
Capital One Bank USA N.A., Senior Subordinated Notes	6.500%	6/13/13	330,000	365,118
Capital One Capital VI	8.875%	5/15/40	190,000	199,500
Citigroup Inc., Senior Notes	6.375%	8/12/14	620,000	688,495
Citigroup Inc., Senior Notes	5.500%	10/15/14	270,000	292,969
Citigroup Inc., Senior Notes	6.010%	1/15/15	210,000	230,874
Citigroup Inc., Senior Notes	8.500%	5/22/19	1,280,000	1,582,516
Citigroup Inc., Senior Notes	8.125%	7/15/39	450,000	568,433
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	550,000	535,691

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services — continued
General Electric Capital Corp., Senior Notes	5.900%	5/13/14	$1,000,000	$1,132,604
General Electric Capital Corp., Senior Notes	6.000%	8/7/19	1,120,000	1,260,207
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	1,060,000	1,063,925
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	600,000	598,500	(c)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	790,000	533,250	(b)(c)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	190,000	203,775	(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	470,000	507,600
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	80,000	85,800	(b)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	720,000	814,910
UFJ Finance Aruba AEC	6.750%	7/15/13	355,000	400,115
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	1,440,000	1,368,000	(b)(c)
Total Diversified Financial Services				14,552,305
Insurance — 3.7%
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	480,000	445,200	(c)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	80,000	68,600
ASIF Global Financing XIX	4.900%	1/17/13	30,000	30,675	(b)
AXA SA, Subordinated Bonds	8.600%	12/15/30	200,000	231,227
CNA Financial Corp., Senior Notes	5.875%	8/15/20	260,000	265,114
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	190,417
Liberty Mutual Group, Junior Subordinated Bonds	7.800%	3/15/37	300,000	283,500	(b)
Liberty Mutual Group, Senior Notes	5.750%	3/15/14	270,000	283,828	(b)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,160,000	1,084,600
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	340,000	379,100	(c)
Prudential Holdings LLC, Bonds, FSA-Insured	7.245%	12/18/23	260,000	308,100	(b)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	400,000	492,232	(b)
Travelers Cos. Inc., Junior Subordinated Debentures	6.250%	3/15/37	620,000	595,200	(c)
Willis North America Inc., Senior Notes	5.625%	7/15/15	230,000	245,805
Total Insurance				4,903,598
Real Estate Investment Trusts (REITs) — 0.1%
Digital Realty Trust LP, Bonds	5.875%	2/1/20	20,000	21,263	(b)
Health Care REIT Inc., Senior Notes	5.875%	5/15/15	130,000	142,734
Total Real Estate Investment Trusts (REITs)				163,997
Thrifts & Mortgage Finance — 1.1%
Countrywide Financial Corp., Medium-Term Notes	5.800%	6/7/12	850,000	902,950
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	500,000	538,142
Total Thrifts & Mortgage Finance				1,441,092
TOTAL FINANCIALS				45,423,914
HEALTH CARE — 7.6%
Biotechnology — 0.6%
Amgen Inc., Senior Notes	3.450%	10/1/20	820,000	825,503
Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp., Senior Notes	6.000%	1/15/20	450,000	479,942
Hospira Inc., Senior Notes	6.050%	3/30/17	210,000	241,172
Total Health Care Equipment & Supplies				721,114
Health Care Providers & Services — 5.7%
Aetna Inc., Senior Notes	6.500%	9/15/18	240,000	284,953
Aetna Inc., Senior Notes	3.950%	9/1/20	200,000	199,782
Cardinal Health Inc.	5.500%	6/15/13	210,000	230,411
Coventry Health Care Inc., Senior Notes	5.950%	3/15/17	440,000	440,163
HCA Inc., Senior Notes	7.875%	2/1/11	250,000	252,500
HCA Inc., Senior Notes	6.300%	10/1/12	180,000	182,700
HCA Inc., Senior Notes	6.250%	2/15/13	930,000	946,275
HCA Inc., Senior Notes	5.750%	3/15/14	65,000	64,106
HCA Inc., Senior Secured Notes	9.125%	11/15/14	400,000	421,500
HCA Inc., Senior Secured Notes	9.250%	11/15/16	500,000	541,250
Humana Inc.	8.150%	6/15/38	190,000	208,810

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services — continued
Humana Inc., Senior Notes	6.450%	6/1/16	$220,000	$244,232
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	450,000	455,671
Tenet Healthcare Corp., Senior Secured Notes	9.000%	5/1/15	732,000	796,050	(f)
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	732,000	836,310	(f)
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	31,000	36,173
Universal Health Services Inc., Notes	7.125%	6/30/16	520,000	559,314
WellPoint Inc., Notes	5.875%	6/15/17	540,000	622,347
WellPoint Inc., Senior Notes	4.350%	8/15/20	240,000	248,760
Total Health Care Providers & Services				7,571,307
Life Sciences Tools & Services — 0.3%
Life Technologies Corp., Senior Notes	6.000%	3/1/20	380,000	430,469
Pharmaceuticals — 0.4%
Pfizer Inc., Senior Notes	6.200%	3/15/19	270,000	332,439
Wyeth, Notes	5.950%	4/1/37	170,000	200,561
Total Pharmaceuticals				533,000
TOTAL HEALTH CARE				10,081,393
INDUSTRIALS — 5.0%
Aerospace & Defense — 1.3%
Esterline Technologies Corp., Senior Notes	7.000%	8/1/20	750,000	776,250	(b)
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	660,000	680,625
Systems 2001 Asset Trust	6.664%	9/15/13	267,937	295,588	(b)
Total Aerospace & Defense				1,752,463
Airlines — 1.1%
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	50,000	53,187	(f)
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	104,454	108,893
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	220,000	239,800
Continental Airlines Inc., Senior Secured Notes	7.256%	3/15/20	182,552	191,224
Delta Air Lines, Pass-Through Trust, Senior Secured Notes	7.750%	12/17/19	304,919	338,460
Delta Air Lines Inc., Pass-Through Certificates	7.111%	9/18/11	290,000	303,050
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	110,000	112,750
United Airlines, Pass-Through Trust, Secured Notes	9.750%	1/15/17	133,242	146,899
Total Airlines				1,494,263
Commercial Banks — 0.7%
Mizuho Financial Group Cayman Ltd.	5.790%	4/15/14	800,000	881,633	(b)
Commercial Services & Supplies — 0.4%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	146,444
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	364,607
Total Commercial Services & Supplies				511,051
Industrial Conglomerates — 0.3%
United Technologies Corp., Senior Notes	6.125%	2/1/19	300,000	371,153
Machinery — 0.5%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	680,000	700,553
Road & Rail — 0.7%
Asciano Finance Ltd., Senior Notes	3.125%	9/23/15	490,000	491,521	(b)
Asciano Finance Ltd., Senior Notes	4.625%	9/23/20	420,000	423,601	(b)
Total Road & Rail				915,122
TOTAL INDUSTRIALS				6,626,238
INFORMATION TECHNOLOGY — 2.0%
Electronic Equipment, Instruments & Components — 0.4%
Agilent Technologies Inc., Senior Notes	5.000%	7/15/20	140,000	148,552
Corning Inc., Senior Notes	5.750%	8/15/40	360,000	381,878
Total Electronic Equipment, Instruments & Components				530,430
IT Services — 1.2%
Electronic Data Systems Corp., Notes	7.450%	10/15/29	420,000	561,645
Fiserv Inc., Senior Notes	4.625%	10/1/20	630,000	636,765

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services — continued
Mantech International Corp., Senior Notes	7.250%	4/15/18	$320,000	$332,000
Total IT Services				1,530,410
Semiconductors & Semiconductor Equipment — 0.1%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	110,000	128,222
Software — 0.3%
Symantec Corp., Senior Notes	4.200%	9/15/20	390,000	391,568
TOTAL INFORMATION TECHNOLOGY				2,580,630
MATERIALS — 5.2%
Chemicals — 1.0%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	922,911
Lubrizol Corp., Senior Notes	8.875%	2/1/19	280,000	363,770
Total Chemicals				1,286,681
Containers & Packaging — 0.1%
Ball Corp., Senior Notes	6.625%	3/15/18	110,000	115,775
Metals & Mining — 3.7%
Barrick Gold Financeco LLC, Senior Notes	6.125%	9/15/13	250,000	284,625
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	1,730,000	1,931,113
Nucor Corp., Senior Notes	4.125%	9/15/22	320,000	325,900
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	660,000	921,017
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	158,803
Vale Overseas Ltd., Notes	6.875%	11/21/36	1,148,000	1,311,542
Total Metals & Mining				4,933,000
Paper & Forest Products — 0.4%
Georgia-Pacific Corp.	7.375%	12/1/25	250,000	258,750
Georgia-Pacific Corp., Debentures	9.500%	12/1/11	325,000	349,375
Total Paper & Forest Products				608,125
TOTAL MATERIALS				6,943,581
TELECOMMUNICATION SERVICES — 9.0%
Diversified Telecommunication Services — 7.3%
AT&T Corp., Senior Notes	8.000%	11/15/31	9,000	12,039
AT&T Inc., Global Notes	6.550%	2/15/39	1,230,000	1,430,458
AT&T Inc., Senior Notes	5.350%	9/1/40	1,103,809	1,109,009	(b)
British Telecommunications PLC, Bonds	9.875%	12/15/30	330,000	459,480
Deutsche Telekom International Finance BV, Bonds	8.750%	6/15/30	580,000	812,147
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	160,000	184,584
Embarq Corp., Notes	7.082%	6/1/16	330,000	366,764
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	240,000	330,744
Qwest Corp., Debentures	6.875%	9/15/33	1,000,000	987,500
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	390,000	440,422
Telecom Italia Capital SpA, Senior Notes	7.200%	7/18/36	760,000	817,221
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	220,000	251,754
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	650,000	707,155
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	100,000	119,740
Verizon Communications Inc., Senior Notes	8.950%	3/1/39	720,000	1,055,714
Verizon Global Funding Corp., Senior Notes	5.850%	9/15/35	570,000	614,079
Total Diversified Telecommunication Services				9,698,810
Wireless Telecommunication Services — 1.7%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	190,000	214,361
Crown Castle Towers LLC, Senior Secured Notes	4.883%	8/15/20	90,000	92,982	(b)
Rogers Cable Inc., Senior Secured Second Priority Notes	6.250%	6/15/13	250,000	281,322
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	300,000	345,596
Sprint Capital Corp., Global Notes	6.900%	5/1/19	330,000	331,650
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	940,000	987,000
Total Wireless Telecommunication Services				2,252,911
TOTAL TELECOMMUNICATION SERVICES				11,951,721

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES — 7.8%
Electric Utilities — 4.8%
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	$560,000	$655,071
CP&L Inc., First Mortgage Secured Bonds	5.300%	1/15/19	220,000	255,663
Duke Energy Corp., Senior Notes	6.300%	2/1/14	500,000	571,236
Edison International, Senior Notes	3.750%	9/15/17	470,000	481,907
EEB International Ltd., Senior Bonds	8.750%	10/31/14	260,000	283,400	(b)
Enersis SA, Notes	7.400%	12/1/16	452,000	534,086
FirstEnergy Corp., Notes	6.450%	11/15/11	3,000	3,144
FirstEnergy Corp., Notes	7.375%	11/15/31	110,000	119,520
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	140,000	158,712
PNPP II Funding Corp.	9.120%	5/30/16	1,648,000	1,780,911
Sithe Independence Funding, Notes	9.000%	12/30/13	943,176	976,291
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	390,000	593,512
Total Electric Utilities				6,413,453
Gas Utilities — 0.2%
Southern Natural Gas Co., Notes	5.900%	4/1/17	170,000	186,599	(b)
Independent Power Producers & Energy Traders — 1.3%
Dynegy Holdings Inc., Senior Notes	8.750%	2/15/12	735,000	736,837
Energy Future Holdings Corp., Senior Notes	5.550%	11/15/14	1,500,000	802,500
Energy Future Holdings Corp., Senior Notes	6.500%	11/15/24	520,000	198,900
Total Independent Power Producers & Energy Traders				1,738,237
Multi-Utilities — 1.5%
CenterPoint Energy Inc.	6.850%	6/1/15	1,150,000	1,335,178
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	250,000	340,067
DTE Energy Co.	6.350%	6/1/16	260,000	304,145
Total Multi-Utilities				1,979,390
TOTAL UTILITIES				10,317,679
TOTAL CORPORATE BONDS & NOTES (Cost — $122,877,957)				126,260,192
ASSET-BACKED SECURITIES — 0.7%
FINANCIALS — 0.7%
Automobiles — 0.5%
AESOP Funding II LLC, 2010-3A A	4.640%	5/20/16	70,000	74,526	(b)
Hertz Vehicle Financing LLC, 2009-2A A1	4.260%	3/25/14	490,000	514,072	(b)
Hertz Vehicle Financing LLC, 2009-2X A2	5.290%	3/25/16	100,000	110,192	(b)(f)
Total Automobiles				698,790
Student Loan — 0.2%
Education Funding Capital Trust, 2004-1 A5	1.758%	6/15/43	300,000	276,000	(c)
TOTAL ASSET-BACKED SECURITIES (Cost — $939,387)				974,790
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.188%	9/25/37	321,945	305,781	(c)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.178%	9/25/37	339,305	330,346	(c)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $655,297)				636,127
SOVEREIGN BONDS — 1.0%
Canada — 0.8%
Quebec Province	7.970%	7/22/36	650,000	980,391
Mexico — 0.0%
United Mexican States, Medium-Term Notes	6.750%	9/27/34	24,000	29,820
Russia — 0.2%
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	200,000	215,260	(b)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	48,330	57,716	(b)
Total Russia				272,976
TOTAL SOVEREIGN BONDS (Cost — $1,017,135)				1,283,187

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.5%
U.S. Government Agencies — 0.5%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	$350,000	$231,059
Tennessee Valley Authority, Notes	5.250%	9/15/39	390,000	452,647
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $587,836)				683,706

			SHARES
COMMON STOCKS — 0.0%
INDUSTRIALS — 0.0%
Building Products — 0.0%
Nortek Inc.(Cost - $57,088)			1,209	47,197	*
PREFERRED STOCKS — 0.8%
FINANCIALS — 0.8%
Commercial Banks — 0.1%
Santander Finance Preferred SA Unipersonal	10.500%		4,500	127,260
Diversified Financial Services — 0.7%
Citigroup Capital XII, Junior Subordinated Notes	8.500%		23,150	611,391	(c)
Citigroup Capital XIII, Junior Subordinated Notes	7.875%		10,625	275,188	*(c)
Total Diversified Financial Services				886,579
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		96,825	41,635	*(c)
Federal National Mortgage Association (FNMA)	8.250%		11,700	5,089	*(c)
Total Thrifts & Mortgage Finance				46,724
TOTAL PREFERRED STOCKS (Cost — $2,435,506)				1,060,563
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $128,570,206)				130,945,762
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government Agencies — 0.2%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $220,676)	0.220 - 0.240%	5/9/11	221,000	220,743	(g)(h)
TOTAL INVESTMENTS — 98.8% (Cost — $128,790,882#)				131,166,505
Other Assets in Excess of Liabilities — 1.2%				1,636,015
TOTAL NET ASSETS — 100.0%				$132,802,520
*			Non-income producing security.
(a)			The coupon payment on these securities is currently in default as of September 30, 2010.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)			Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.
(d)			Security has no maturity date. The date shown represents the next call date.
(e)			Illiquid security.
(f)			Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).
(g)			Rate shown represents yield-to-maturity.
(h)			All or a portion of this security is held at the broker as collateral for open futures contracts.
#			Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the last quoted bid price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at the amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes	—	$126,260,192	$0	*	$126,260,192
Asset-backed securities	—	864,598	110,192		974,790
Collateralized mortgage obligations	—	636,127	—		636,127
Sovereign bonds	—	1,283,187	—		1,283,187
U.S. government & agency obligations	—	683,706	—		683,706
Common stocks	$47,197	—	—		47,197
Preferred stocks	1,060,563	—	—		1,060,563
Total long-term investments	$1,107,760	$129,727,810	$110,192		$130,945,762
Short-term investments†	—	220,743	—		220,743
Total investments	$1,107,760	$129,948,553	$110,192		$131,166,505
Other financial instruments:
Futures contracts	$(210,198)	—	—		$(210,198)
Total	$897,562	$129,948,553	$110,192		$130,956,307

*Value is less than $1.

†See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES		ASSET- BACKED SECURITIES	TOTAL
Balance as of December 31, 2009	—		—	—
Accrued premiums/discounts	—		$(303)	$(303)
Realized gain(loss)	—			—
Change in unrealized appreciation (depreciation)[1]	—		7,745	7,745
Net purchases (sales)	—		102,750	102,750
Transfers into Level 3	$0	*	—	—
Transfers out of Level 3	—		—	—
Balance as of September 30, 2010	$0	*	$110,192	$110,192
Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2010[1]	—		$7,745	$7,745

* Value is less than $1.

1 Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily,

Notes to Schedule of Investments (unaudited) (continued)

but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,675,623
Gross unrealized depreciation	(10,300,000)
Net unrealized appreciation	$2,375,623

At September 30, 2010, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Ultra Long-Term U.S. Treasury Bonds	13	12/10	$1,858,659	$1,836,656	$(22,003)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2	12/10	$438,244	$438,969	$(725)
U.S. Treasury 5-Year Notes	44	12/10	5,272,880	5,318,156	(45,276)
U.S. Treasury 10-Year Notes	85	12/10	10,571,193	10,713,985	(142,792)
U.S. Treasury 30-Year Bonds	13	12/10	1,738,942	1,738,344	598
					(188,195)
Net unrealized loss on open futures contracts					$(210,198)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2010.

Notes to Schedule of Investments (unaudited) (continued)

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$598	$(210,796)	$(210,198)

During the period ended September 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$1,506,331
Futures contracts (to sell)	16,776,574

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund.  Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties.  These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV.  The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.                 CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                 EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: November 23, 2010

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Principal Financial and Accounting Officer

Date: November 23, 2010